Depreciation and amortization	12 Months Ended
Mar. 31, 2023
Depreciation and amortization

13 Depreciation and amortization

	March 31,
	2021	2022	2023
Depreciation	33,893	14,752	14,307
Amortization	627,651	230,758	119,196
Depreciation on right of use assets	87,936	62,643	56,649
Total	749,480	308,153	190,152

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)